Cash and cash equivalents	12 Months Ended
Mar. 31, 2020
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
8.	Cash and cash equivalents

Cash and cash equivalents as per consolidated statement of financial position, as at March 31, 2020 amounted to ₹
2,318,480
(March 31, 2019: ₹ 1,934,918). This excludes cash-restricted of ₹ 332,605 (March 31, 2019: ₹ 313,057), representing deposits held under lien against working capital facilities availed and bank guarantees given by the Group towards future performance obligations.

(a) Restricted cash

	March 31, 2020	March 31, 2019	March 31, 2018
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	332,605	313,057	296,275
Total restricted cash	332,605	313,057	296,275

(b) Non restricted cash

Current
Cash and bank balances	2,318,480	1,934,918	1,991,846

Total cash (a+b)	2,651,085	2,247,975	2,288,121
Bank overdraft used for cash management purposes	(1,235,794)	(1,553,203)	(2,121,537)
Cash and cash equivalents for the statement of cash flows	1,415,291	694,772	166,584